GENERAL COMPANY INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of General Company Information [Abstract]
GENERAL COMPANY INFORMATION
1. GENERAL COMPANY INFORMATION
Gambling.com Group Limited (the “Company” or "Group”) is a public limited liability company founded in 2006 and incorporated in Jersey in accordance with the provisions of the Companies (Jersey) Law 1991, as amended. The Company’s registered address is 22 Grenville Street, St. Helier, Jersey JE4 8PX, Channel Islands.
The Company provides marketing and sports data services for the gambling industry. Through its platform of marketing technologies and premier branded websites including Gambling.com, Bookies.com and Casinos.com, the Company helps enterprises including casinos and sports betting operators reach high intent audiences and acquire new customers in 22 national markets across more than ten languages.
Through its sports data platform and under the OddsJam, OpticOdds and RotoWire brands, the Company powers enterprises including sports betting operators, prediction markets, market makers and media companies, as well as consumers, to succeed in sports betting and fantasy sports.
The Group has a workforce of approximately 600 employees and primarily operates from our offices in Ireland and the United States.